Balance Sheet (Parentheticals) - $ / shares	Jun. 30, 2021	Feb. 04, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
EQRx, INC.
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized	620,000,000		605,000,000	75,000,000
Common stock, shares issued	77,544,737		73,794,737	56,357,500
Common stock, shares outstanding	39,461,127		32,418,943	20,500,000
Class A Common Stock
Common stock, shares subject to possible redemption par value (in Dollars per share)	$ 0.0001
Common stock, shares subject to possible redemption	46,721,452
Common stock, shares subject to possible redemption at per share (in Dollars per share)	$ 10.00
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	380,000,000	380,000,000
Common stock, shares issued	8,478,548
Common stock, shares outstanding	8,478,548
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	13,800,000	13,800,000
Common stock, shares outstanding	13,800,000	13,800,000
Series A Convertible Preferred Stock | EQRx, INC.
Preferred stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	262,070,014		262,070,014	0
Preferred stock, shares issued	262,070,014		262,070,014	0
Preferred stock, shares outstanding	262,070,014		262,070,014	0
Series B Convertible Preferred Stock | EQRx, INC.
Preferred stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	207,885,043		191,473,066	0
Preferred stock, shares issued	207,394,482		181,261,150	0
Preferred stock, shares outstanding	207,394,482		181,261,150	0